UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4626

Tax-Free Trust of Oregon
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York 10017
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York 10017
(Name and address of Agent for Service)

Date of fiscal year end: September 30, 2010

Date of reporting period: June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS
June 30, 2011
(unaudited)
Amount	General Obligation Bonds (50.0%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City & County (5.1%)

	Clackamas County, Oregon Tax Allocation
$705,000	6.500%, 05/01/20	NR/NR/NR*	$706,149

	Deschutes County, Oregon (Assured Guaranty Municipal Corp. Insured)
2,260,000	5.000%, 12/01/16	Aa2/NR/NR	2,381,023

	Gresham, Oregon
	(Assured Guaranty Municipal Corp. Insured)
1,155,000	5.375%, 06/01/18	Aa3/NR/NR	1,192,745

	Hillsboro, Oregon Series B
380,000	3.500%, 06/01/15	Aa3/NR/NR	410,803
390,000	3.500%, 06/01/16	Aa3/NR/NR	423,844
345,000	3.500%, 06/01/17	Aa3/NR/NR	372,873

	Independence, Oregon City Hall Project
	(Assured Guaranty Municipal Corp. Insured)
2,435,000	5.00%, 06/15/30	NR/AA+/NR	2,608,908

	Portland, Oregon
7,170,000	4.350%, 06/01/23	Aa1/NR/NR	7,328,816

	Portland, Oregon Public Safety, Series A
2,130,000	4.125%, 06/01/26	Aaa/NR/NR	2,203,293

	City of Salem, Oregon
1,585,000	4.000%, 06/01/17	Aa2/AA-/NR	1,769,066
1,750,000	5.000%, 06/01/29	Aa2/AA-/NR	1,867,513

	Washington County, Oregon
2,465,000	5.000%, 06/01/23	Aa1/NR/NR	2,708,148

	Total City & County		23,973,181

	Community College (5.5%)

	Central Oregon Community College District (School Bond Guaranty Program)
1,850,000	4.750%, 06/15/22	NR/AA+/NR	2,080,603
2,195,000	4.750%, 06/15/23	NR/AA+/NR	2,446,876
2,175,000	4.750%, 06/15/26	NR/AA+/NR	2,332,057

	Chemeketa, Oregon Community College District (Financial Guaranty Insurance Corp. Insured),
1,385,000	5.500%, 06/01/14 Escrowed to Maturity	NR/NR/NR*	1,556,491

	Chemeketa, Oregon Community College District (School Bond Guaranty Program)
1,010,000	5.500%, 06/15/24	NR/AA+/NR	1,146,158

1,235,000	5.000%, 06/15/25	NR/AA+/NR	1,344,298
1,540,000	5.000%, 06/15/26	NR/AA+/NR	1,664,478

	Clackamas, Oregon Community College District (National Public Finance Guarantee Insured)
1,535,000	5.000%, 05/01/25	Aa3/AA/NR	1,624,352

	Oregon Coast Community College District (National Public Finance Guarantee Insured)
	(State School Bond Guaranty Program)
1,590,000	5.250%, 06/15/17	Aa1/NR/NR	1,759,001

	Portland, Oregon Community College District
1,195,000	3.000%, 06/15/12	Aa1/AA/NR	1,222,234
7,915,000	5.000%, 06/15/28	Aa1/AA/NR	8,605,900

	Total Community College		25,782,448

	Higher Education (1.7%)

	State of Oregon Board of Higher Education
820,000	zero coupon, 08/01/16	Aa1/AA+/AA+	722,600
2,000,000	5.000%, 08/01/21	Aa1/AA+/AA+	2,168,880
500,000	5.750%, 08/01/29 Series A	Aa1/AA+/AA+	561,250
1,000,000	5.000%, 08/01/34	Aa1/AA+/AA+	1,041,020
1,000,000	5.000%, 08/01/38	Aa1/AA+/AA+	1,034,850

	Oregon State, Oregon University System Project, Series H
2,365,000	4.000%, 08/01/26	Aa1/AA+/AA+	2,392,363

	Total Higher Education		7,920,963

	Housing (0.2%)

	State of Oregon Veterans' Welfare
550,000	4.800%, 12/01/22	Aa1/AA+/AA+	573,793
400,000	4.900%, 12/01/26	Aa1/AA+/AA+	411,960

	Total Housing		985,753

	Puerto Rico (0.4%)

	Puerto Rico Commonwealth (National Public Finance Guarantee Insured)
1,270,000	6.000%, 07/01/28	A3/BBB/NR	1,319,835

	Puerto Rico Municipal Finance Agency (Assured Guaranty Municipal Corp. Insured)
500,000	5.250%, 08/01/16	Aa3/AA+/NR	515,110

	Total Puerto Rico		1,834,945

	School District (26.8%)

	Benton and Linn Counties, Oregon School District #509J (Assured Guaranty Municipal Corp. Insured)
4,670,000	5.000%, 06/01/21 pre-refunded	Aa1/NR/NR	5,068,398

	Clackamas County, Oregon School District #12 (North Clackamas) Convertible Capital Appreciation Bonds (Assured Guaranty Municipal Corp. Insured) ( School Bond Guaranty Program)
8,000,000	5.000%, 06/15/27 Series B	Aa1/AA+/NR	8,423,520
9,250,000	5.000%, 06/15/29	Aa1/AA+/NR	9,660,053

	Clackamas County, Oregon School District #46 (Oregon Trail) (School Bond Guaranty Program)
1,000,000	5.000%, 06/15/22	NR/AA+/NR	1,118,640
1,865,000	5.000%, 06/15/28 Series A	NR/AA+/NR	1,982,943
1,800,000	5.000%, 06/15/29 Series A	NR/AA+/NR	1,906,326
2,000,000	4.500%, 06/15/30	Aa1/AA+/NR	2,027,020
2,000,000	5.000%, 06/15/32 Series A	NR/AA+/NR	2,062,060
3,780,000	4.750%, 06/15/32 Series A	NR/AA+/NR	3,834,848

	Clackamas County, Oregon School District #86 (Canby) (Assured Guaranty Municipal Corp. Insured)
2,240,000	5.000%, 06/15/19	Aa1/AA+/NR	2,455,107

	Clackamas County, Oregon School District #115 (Gladstone) (National Public Finance Guarantee Insured) (State School Bond Guaranty Program)
5,000,000	zero coupon, 06/15/27	Baa1/AA+/NR	2,332,750

	Clackamas & Washington Counties, Oregon School District No. 003 (West Linn-Wilsonville) (School Bond Guaranty Program)
1,110,000	5.000%, 06/15/26	Aa1/AA+/NR	1,201,342
500,000	5.000%, 06/15/34	Aa1/AA+/NR	516,190

	Clackamas & Washington Counties, Oregon School District #3J (West Linn - Wilsonville) (State School Bond Guaranty Program)
2,850,000	5.000%, 06/15/27	Aa1/AA+/NR	3,066,315
2,000,000	4.500%, 06/15/29	Aa1/AA+/NR	2,060,560
1,965,000	5.000%, 06/15/30	Aa1/AA+/NR	2,078,341
3,000,000	5.000%, 06/15/33	Aa1/AA+/NR	3,109,290

	Columbia County, Oregon School District #502 (National Public Finance Guarantee Financial Guaranty Insurance Corp. Insured)
2,070,000	zero coupon, 06/01/15	Aa3/BBB/NR	1,891,069

	Columbia & Washington Counties, Oregon School District #47J (Vernonia) (State School Bond Guaranty Program)
3,430,000	5.00%, 06/15/27	NR/AA+/NR	3,750,362

	Deschutes County, Oregon Administrative School District #1 Refunding (Assured Guaranty Municipal Corp. Insured)
400,000	5.000%, 06/15/13	Aa1/NR/NR	434,328

	Deschutes County, Oregon School District #6 (Sisters) (Assured Guaranty Municipal Corp. Insured)
1,735,000	5.250%, 06/15/19	Aa3/AA+/NR	2,025,023
1,030,000	5.250%, 06/15/21	Aa3/AA+/NR	1,209,529

	Deschutes and Jefferson Counties, Oregon School District #02J (Redmond) (National Public Finance Guarantee- Financial Guaranty Insurance Corp. Insured)
1,000,000	5.000%, 06/15/21	Aa1/NR/NR	1,056,470
2,330,000	zero coupon, 06/15/22	Aa1/NR/NR	1,481,740

	Deschutes and Jefferson Counties, Oregon School District #02J (Redmond) (School Bond Guaranty Program)
1,025,000	zero coupon, 06/15/23	Aa1/NR/NR	613,832
2,275,000	zero coupon, 06/15/29	Aa1/NR/NR	941,236
5,000,000	6.000%, 06/15/31	Aa1/NR/NR	5,642,750

	Hood River County, Oregon School District Refunding (School Bond Guaranty Program)
365,000	3.000%, 06/15/14	NR/AA+/NR	385,779
385,000	3.000%, 06/15/15	NR/AA+/NR	409,913
250,000	4.000%, 06/15/16	NR/AA+/NR	278,020

	Jackson County, Oregon School District #9 (Eagle Point) (National Public Finance Guarantee Insured)
2,080,000	5.500%, 06/15/15	Aa1/NR/NR	2,375,818
1,445,000	5.500%, 06/15/16	Aa1/NR/NR	1,693,713

	Jackson County, Oregon School District #549
	(Medford) (State School Bond Guaranty Program)
1,750,000	5.000%, 06/15/12	Aa1/NR/NR	1,825,583

	Jackson County, Oregon School District #549C (Medford) (Assured Guaranty Municipal Corp. Insured)
2,000,000	4.750%, 12/15/29	Aa1/AA+/NR	2,067,180
3,000,000	5.000%, 12/15/32	Aa1/AA+/NR	3,110,160

	Jackson County, Oregon School District #549C (Medford) (School Board Guaranty Program)
1,000,000	4.625%, 06/15/27	Aa1/AA+/NR	1,035,080
1,000,000	5.000%, 06/15/33	Aa1/AA+/NR	1,035,530

	Jefferson County, Oregon School District #509J (National Public Finance Guarantee Insured) (State School Bond Guaranty Program)
1,215,000	5.250%, 06/15/14	NR/AA+/NR	1,267,962
1,025,000	5.250%, 06/15/17	NR/AA+/NR	1,069,290

	Lane County, Oregon School District #4J (Eugene) Refunding (School Bond Guaranty Program)
1,000,000	5.000%, 07/01/15	Aa1/NR/NR	1,147,470

	Lane County, Oregon School District #19 (Springfield)
	(Assured Guaranty Municipal Corp. Insured)
3,425,000	zero coupon, 06/15/29	Aa1/NR/NR	1,399,763

	Lincoln County, Oregon School District, Series A (School Bond Guaranty Program)
2,370,000	4.000%, 06/15/24***	Aa1/NR/NR	2,418,751

	Linn County, Oregon School District #9 (Lebanon)
	(Financial Guaranty Insurance Corp. Insured)
	(State School Bond Guaranty Program)
3,000,000	5.600%, 06/15/30 pre-refunded	NR/AA+/NR	3,292,800

	Morrow County, Oregon School District #1 (Assured Guaranty Municipal Corp. Insured)
1,710,000	5.250%, 06/15/19	Aa3/AA+/NR	1,995,844

	Multnomah County, Oregon School District #7 (Reynolds) Refunding
1,165,000	5.000%, 06/01/29	Aa3/NR/NR	1,249,696

	Multnomah and Clackamas Counties, Oregon School District #10 (Gresham-Barlow) (Assured Guaranty Municipal Corp. Insured)
4,275,000	5.250%, 06/15/19	Aa1/AA+/NR	5,056,171

	Multnomah and Clackamas Counties, Oregon School District #28JT (Centennial) (Assured Guaranty Municipal Corp. Insured)
2,680,000	5.250%, 12/15/18	Aa1/NR/NR	3,155,673

	Multnomah and Clackamas Counties, Oregon School District #51J (Riverdale) (State School Bond Guaranty Program)
1,250,000	zero coupon, 06/15/31	NR/AA+/NR	483,525
1,300,000	zero coupon, 06/15/32	NR/AA+/NR	473,629
850,000	zero coupon, 06/15/33	NR/AA+/NR	289,476

	Polk, Marion & Benton Counties, Oregon School District #13J (Central) (Assured Guaranty Municipal Corp. Insured)
1,520,000	5.000%, 06/15/21	Aa3/AA+/NR	1,663,412

	Polk Marion & Benton Counties, Oregon School District No. 13J (Central) Series B (State School Bond Guaranty Program)
5,650,000	zero coupon, 06/15/32	NR/AA+/NR	2,105,303

	Salem-Keizer, Oregon School District #24J (Assured Guaranty Municipal Corp. Insured)
1,000,000	5.000%, 06/15/19	Aa1/AA+/NR	1,085,880

	Salem-Keizer, Oregon School District #24J (State School Bond Guaranty Program)
3,500,000	zero coupon, 06/15/30	Aa1/AA+/NR	1,378,545

	Wasco County, Oregon School District #12 (The Dalles) (Assured Guaranty Municipal Corp. Insured)
1,400,000	5.500%, 06/15/17	Aa3/AA+/NR	1,657,698
1,790,000	5.500%, 06/15/20	Aa3/AA+/NR	2,147,982

	Washington County, Oregon School District #48J (Beaverton) (Assured Guaranty Corp. Insured)
1,280,000	5.000%, 06/01/31	Aa2/AA+/NR	1,345,574
1,000,000	5.125%, 06/01/36	Aa2/AA+/NR	1,035,080

	Yamhill County, Oregon School District #40 (McMinnville) (Assured Guaranty Municipal Corp. Insured) (School Bond Guaranty Program)
1,205,000	5.000%, 06/15/19	Aa1/NR/NR	1,371,784
1,375,000	5.000%, 06/15/22	Aa1/NR/NR	1,519,678

	Total School Districts		124,777,804

	Special District (0.8%)

	Metro, Oregon
1,100,000	5.000%, 06/01/18	Aaa/AAA/NR	1,280,191

	Tualatin Hills, Oregon Park & Recreational District
1,000,000	4.250%, 06/01/24	Aa1/AA/NR	1,050,660

	Tualatin Valley, Oregon Fire & Rescue Rural Fire Protection District
1,235,000	4.000%, 06/01/26	Aaa/NR/NR	1,247,054

	Total Special District		3,577,905

	State (8.5%)

	Oregon State Department of Administrative Services
3,270,000	5.000%, 11/01/27 Series C	Aa2/AA/AA	3,430,819
2,155,000	5.000%, 11/01/28 Series C	Aa2/AA/AA	2,248,721
5,000,000	5.125%, 05/01/33	Aa2/AA/AA	5,114,400

	Oregon State Department of Administrative Services (National Public Finance Guarantee- Financial Guaranty Insurance Corp. Insured)
2,000,000	5.000%, 11/01/20	Aa2/AA/AA	2,155,800
2,660,000	5.000%, 11/01/23	Aa2/AA/AA	2,805,741
2,945,000	5.000%, 11/01/24	Aa2/AA/AA	3,084,681
1,475,000	5.000%, 11/01/26	Aa2/AA/AA	1,529,929
3,880,000	5.000%, 11/01/27	Aa2/AA/AA	4,009,553

	Oregon State Department of Administrative Services, Oregon Opportunity Refunding
6,210,000	5.000%, 12/01/19	Aa1/AA+/AA+	7,374,748

	Oregon State Refunding, Series L
3,000,000	5.000%, 05/01/23	Aa1/AA+/AA+	3,443,640
1,125,000	5.000%, 05/01/24	Aa1/AA+/AA+	1,276,166
1,000,000	5.000%, 05/01/26	Aa1/AA+/AA+	1,111,390

	Oregon State Alternative Energy Project, Series B
1,255,000	4.750%, 04/01/29	Aa1/AA+/AA+	1,314,474
500,000	6.000%, 10/01/29	Aa1/AA+/AA+	570,345

	Total State		39,470,407

	Transportation (0.4%)

	Tri-County Metropolitan Transportation District, Oregon
1,775,000	5.000%, 09/01/16	Aa2/AAA/NR	1,873,619

	Total Transportation		1,873,619

	Water & Sewer (0.6%)

	Gearheart, Oregon
1,060,000	4.500%, 03/01/26	Aa3/NR/NR	1,108,961

	Pacific City, Oregon Joint Water - Sanitary Authority
1,830,000	4.800%, 07/01/27	NR/NR/NR*	1,819,898

	Total Water & Sewer		2,928,859

	Total General Obligation Bonds		233,125,884

	Revenue Bonds (49.5%)

	City & County (3.5%)

	Newport, Oregon Urban Renewal Obligations, Refunding, Series B
565,000	4.500%, 06/15/22	NR/A+/NR	604,019

	Portland, Oregon
2,975,000	zero coupon, 06/01/15	Aa1/NR/NR	2,729,384

	Portland, Oregon Revenue Refunding Limited Tax, Series A
1,000,000	4.000%, 04/01/22	Aa1/NR/NR	1,049,500

	Portland, Oregon River District Urban Renewal and Redevelopment (American Municipal Bond Assurance Corp. Insured)
1,915,000	5.000%, 06/15/20	A2/NR/NR	1,966,245

	Portland, Oregon Urban Renewal and Redevelopment, Refunding, North Macadam, Series B
1,000,000	4.000%, 06/15/25	A1/NR/NR	933,600

	Portland, Oregon Urban Renewal Tax Allocation (American Municipal Bond Assurance Corp. Insured) (Convention Center)
1,150,000	5.750%, 06/15/18	Aa3/NR/NR	1,153,853
2,000,000	5.450%, 06/15/19	Aa3/NR/NR	2,006,180

	Portland, Oregon Urban Renewal Tax Allocation (Interstate Corridor) (National Public Finance Guarantee- Financial Guaranty Insurance Corp. Insured)
1,890,000	5.250%, 06/15/20	A2/NR/NR	1,988,696
1,810,000	5.250%, 06/15/21	A2/NR/NR	1,891,703
2,030,000	5.000%, 06/15/23	A2/NR/NR	2,077,279

	Total City & County		16,400,459

	Electric (2.1%)

	Emerald Peoples Utility District, Oregon (Assured Guaranty Municipal Corp. Insured)
1,455,000	5.250%, 11/01/22	Aa3/NR/NR	1,545,210

	Eugene, Oregon Electric Utility
5,635,000	5.000%, 08/01/30	Aa2/AA-/AA-	5,894,041

	Eugene, Oregon Electric Utility Refunding System Series A
2,000,000	5.000%, 08/01/27	Aa2/AA-/AA-	2,166,100

	Total Electric		9,605,351

	Higher Education (8.3%)

	Forest Grove, Oregon Campus Improvement (Pacific University Project)
1,500,000	6.000%, 05/01/30	NR/BBB/NR	1,502,535

	Forest Grove, Oregon (Pacific University) (Radian Insured)
4,000,000	5.000%, 05/01/22	NR/BBB/NR	3,930,880

	Forest Grove, Oregon Student Housing (Oak Tree Foundation)
5,750,000	5.500%, 03/01/37	NR/NR/NR*	4,988,183

	Oregon Health Sciences University
	(National Public Finance Guarantee Insured)
2,890,000	5.250%, 07/01/22	A1/A/A	2,943,263

	Oregon Health Sciences University Series B (National Public Finance Guarantee Insured)
1,400,000	5.250%, 07/01/15	A1/A/A	1,403,150

	Oregon State Facilities Authority (Linfield College Project), Series A 2005
2,830,000	5.000%, 10/01/20	Baa1/NR/NR	2,933,521
2,115,000	5.000%, 10/01/25	Baa1/NR/NR	2,130,884

	Oregon State Facilities Authority (Linfield College Project), Series A 2010
1,220,000	5.000%, 10/01/31	Baa1/NR/NR	1,189,585

	Oregon State Facilities Authority Revenue Refunding (Reed College Project), Series A
1,500,000	5.000%, 07/01/29	Aa2/AA-/NR	1,600,620

	Oregon State Facilities Authority (University of Portland)
5,000,000	5.000%, 04/01/32**	NR/BBB+/NR	4,830,550

	Oregon State Facilities Authority (Willamette University)
1,000,000	4.000%, 10/01/24	NR/A/NR	981,790
5,000,000	5.000%, 10/01/32	NR/A/NR	4,878,200

	Portland, Oregon Economic Development (Broadway Project)
5,000,000	6.500%, 04/01/35	A1/A+/NR	5,403,200

	Total Higher Education		38,716,361

	Hospital (13.0%)

	Deschutes County, Oregon Hospital Facilities Authority
	(Cascade Health)
2,000,000	5.600%, 01/01/27 pre-refunded	A3/NR/NR	2,052,240
3,500,000	8.000%, 01/01/28	A3/NR/NR	4,132,205
3,000,000	5.600%, 01/01/32 pre-refunded	A3/NR/NR	3,078,360

	Deschutes County, Oregon Hospital Facilities Authority (Cascade Health) (American Municipal Bond Assurance Corp. Insured)
3,250,000	5.375%, 01/01/35	A3/NR/NR	3,263,195

	Medford, Oregon Hospital Facilities Authority Revenue Refunding, Asante Health Systems (Assured Guaranty Municipal Corp. Insured)
9,000,000	5.500%, 08/15/28	NR/AA+/NR	9,617,490

	Multnomah County, Oregon Hospital Facilities Authority (Adventist Health/West)
500,000	5.000%, 09/01/21	NR/A/A	536,985

	Multnomah County, Oregon Hospital Facilities Authority (Providence Health System)
1,390,000	5.250%, 10/01/22	Aa2/AA/AA	1,467,659

	Oregon Health Sciences University
	(National Public Finance Guarantee Insured)
11,550,000	zero coupon, 07/01/21	A1/A/A	7,184,793

	Oregon Health Science University Series A
4,500,000	5.750%, 07/01/39	A1/A/A	4,777,740

	Oregon State Facilities Authority Revenue Refunding, Legacy Health Systems
2,000,000	4.250%, 03/15/17	A2/A+/NR	2,091,440
3,000,000	4.500%, 03/15/18	A2/A+/NR	3,126,510
1,000,000	4.750%, 03/15/24	A2/A+/NR	988,670
1,000,000	5.000%, 03/15/30	A2/A+/NR	995,120

	Oregon State Facilities Authority Revenue Refunding, Samaritan Health Services
1,500,000	4.375%, 10/01/20	NR/A-/NR	1,511,835
2,000,000	4.500%, 10/01/21	NR/A-/NR	2,024,020
1,520,000	5.000%, 10/01/23	NR/A-/NR	1,560,614
1,795,000	4.875%, 10/01/25	NR/A-/NR	1,800,834
2,000,000	5.000%, 10/01/30	NR/A-/NR	1,968,280

	Salem, Oregon Hospital Facility Authority (Salem Hospital)
2,000,000	5.750%, 08/15/23	NR/A+/A+	2,148,040
3,300,000	4.500%, 08/15/30	NR/A+/A+	3,007,290

	State of Oregon Health Housing Educational and Cultural Facilities Authority (Peacehealth) (American Municipal Bond Assurance Corp. Insured)
1,835,000	5.250%, 11/15/17	NR/A+/AA-	1,869,315
1,430,000	5.000%, 11/15/32	NR/A+/AA-	1,424,337

	Total Hospital		60,626,972

	Housing (0.9%)

	State of Oregon Housing and Community Services
2,130,000	4.650%, 07/01/25	Aa2/NR/NR	2,136,901
1,800,000	5.350%, 07/01/30	Aa2/NR/NR	1,845,540

	Total Housing		3,982,441

	Lottery (3.6%)

	Oregon State Department of Administration Services (Lottery Revenue)
7,300,000	5.250%, 04/01/26	Aa2/AAA/NR	8,243,087
2,500,000	5.000%, 04/01/29	Aa2/AAA/NR	2,664,775

	Oregon State Department of Administration Services (Lottery Revenue) (Assured Guaranty Municipal Corp. Insured)
2,700,000	5.000%, 04/01/19	Aa2/AAA/AA-	2,878,821
3,000,000	5.000%, 04/01/27	Aa2/AAA/AA-	3,177,450

	Total Lottery		16,964,133

	Puerto Rico (0.5%)

	Puerto Rico Commonwealth Aqueduct & Sewer Authority (Assured Guaranty Municipal Corp. Insured)
1,500,000	5.000%, 07/01/28	Aa3/AA+/BBB	1,488,120

	Puerto Rico Electric Power Authority
1,000,000	5.250%, 07/01/33	A3/BBB+/BBB+	968,320

	Total Puerto Rico		2,456,440

	Transportation (4.4%)

	Jackson County, Oregon Airport Revenue (Syncora Guarantee, Inc.)
750,000	5.250%, 12/01/32	Baa1/NR/NR	697,155

	Oregon State Department Transportation Highway Usertax
3,025,000	5.500%, 11/15/18 pre-refunded	Aa1/AAA/AA+	3,240,652
1,200,000	5.000%, 11/15/22	Aa1/AAA/AA+	1,290,408
1,865,000	5.000%, 11/15/23 Series A	Aa1/AAA/AA+	2,069,050
1,260,000	5.000%, 11/15/23	Aa1/AAA/AA+	1,350,266
4,545,000	5.125%, 11/15/26 pre-refunded	Aa1/AAA/AA+	4,845,879
2,155,000	5.000%, 11/15/28	Aa1/AAA/AA+	2,271,715
1,000,000	5.000%, 11/15/29	Aa1/AAA/AA+	1,032,670

	Redmond, Oregon Airport Revenue
550,000	6.000%, 06/01/34	Baa3/NR/NR	551,331

	Tri-County Metropolitan Transportation District, Oregon Capital Grant Receipt - Series A
3,000,000	5.000%, 10/01/27	A1/A/NR	3,149,400

	Total Transportation		20,498,526

	Water and Sewer (13.2%)

	Ashland, Oregon Refunding (Assured Guaranty Municipal Corp. Insured)
1,025,000	4.000%, 05/01/17	NR/AA+/NR	1,143,634

	Klamath Falls, Oregon Water (Assured Guaranty Municipal Corp. Insured)
1,575,000	5.500%, 07/01/16	Aa3/AA+/NR	1,760,346

	Lane County, Oregon Metropolitan Wastewater
2,500,000	5.250%, 11/01/28	Aa2/AA-/NR	2,668,650

	Lebanon, Oregon Wastewater Revenue Refunding (Assured Guaranty Municipal Corp. Insured)
230,000	4.000%, 03/01/20	NR/AA+/NR	244,860

	Molalla, Oregon Sewer Revenue Refunding
210,000	4.000%, 03/01/18	NR/A/NR	224,272
240,000	4.000%, 03/01/19	NR/A/NR	253,267
250,000	4.000%, 03/01/20	NR/A/NR	261,325
260,000	4.000%, 03/01/21	NR/A/NR	269,799
270,000	4.000%, 03/01/22	NR/A/NR	276,947
280,000	4.000%, 03/01/23	NR/A/NR	283,900
290,000	4.000%, 03/01/24	NR/A/NR	291,465
150,000	4.000%, 03/01/25	NR/A/NR	148,748

	Portland, Oregon Sewer System, Second Lien, Series A
3,005,000	5.000%, 03/01/28	Aa3/AA/NR	3,218,265

	Portland Oregon Sewer System Revenue Refunding Second Lien Series B
5,000,000	5.000%, 06/15/33	Aa3/AA/NR	5,156,500

	Portland, Oregon Sewer System (Assured Guaranty Municipal Corp. Insured)
2,760,000	5.250%, 06/01/17	Aa3/AA+/NR	2,941,580
4,595,000	5.000%, 06/01/17	Aa2/AA+/NR	5,143,000
3,470,000	5.000%, 06/01/21	Aa3/AA+/NR	3,633,437

	Portland, Oregon Sewer System (National Public Finance Guarantee Insured)
4,410,000	5.000%, 06/15/25	Aa3/AA/NR	4,676,893
4,630,000	5.000%, 06/15/26	Aa3/AA/NR	4,886,595
1,610,000	5.000%, 06/15/27	Aa3/AA/NR	1,693,301

	Portland, Oregon Water System Revenue Refunding, Series A
1,920,000	4.000%, 05/01/14	Aaa/NR/NR	2,093,184
1,275,000	4.000%, 05/01/25	Aaa/NR/NR	1,308,341

	Prineville, Oregon Refunding (Assured Guaranty Municipal Corp. Insured)
1,255,000	4.400%, 06/01/29	NR/AA+/NR	1,236,602

	Salem, Oregon Water & Sewer (Assured Guaranty Municipal Corp. Insured)
1,000,000	5.375%, 06/01/15	Aa3/AA+/NR	1,146,750

	Sunrise Water Authority, Oregon (Assured Guaranty Municipal Corp. Insured)
2,630,000	5.000%, 03/01/19	Aa3/AA+/NR	2,781,672
1,350,000	5.250%, 03/01/24	Aa3/AA+/NR	1,407,551

	Sunrise Water Authority, Oregon (Syncora Guarantee, Inc.)
1,000,000	5.000%, 09/01/25	NR/NR/NR*	1,005,520

	Washington County, Oregon Clean Water Services
4,000,000	5.000%, 10/01/28	Aa2/AA/NR	4,257,880

	Washington County, Oregon Clean Water Services (National Public Finance Guarantee- Financial Guaranty Insurance Corp. Insured)
995,000	5.000%, 10/01/13	Aa2/AA/NR	1,004,900
3,525,000	5.125%, 10/01/17	Aa2/AA/NR	3,555,562

	Washington County, Oregon Clean Water Services (National Public Finance Guarantee Insured)
2,235,000	5.250%, 10/01/15	Aa2/AA/NR	2,588,666

	Total Water and Sewer		61,563,412

	Total Revenue Bonds		230,814,095

	Total Investments (cost $446,611,102-note b)	99.5%	463,939,979

	Other assets less liabilities	0.5	2,420,877

	Net Assets	100.0%	$466,360,856

* Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four ratings if a credit rating were to be assigned by a rating service.

	** Security pledged as collateral for the Trust's delayed delivery or when - issued commitments.

	*** Security purchased on a delayed delivery or when-issued basis.

Percent of
Portfolio Distribution By Quality Rating	Investments †

Aaa of Moody's or AAA of S&P	7.6%
Pre-refunded bonds ††/ Escrowed to Maturity bonds	5.0
Aa of Moody's or AA of S&P or Fitch	65.9
A of Moody's or S&P or Fitch	15.9
Baa of Moody's or BBB of S&P	3.8
Not rated*	1.8
100.0%

† Calculated using the highest rating of the three rating services.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATION:
NR - Not Rated

See accompanying notes to financial statements.

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS
June 30, 2011
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $446,365,566 amounted to $17,574,413, which consisted of aggregate gross unrealized appreciation of $19,814,919 and aggregate gross unrealized depreciation of $2,240,506.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2011:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs-Municipal Bonds+	463,939,979
Level 3 – Significant Unobservable Inputs	-
Total	$463,939,979
+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE TRUST OF OREGON

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Vice Chair, President and Trustee August 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Vice Chair, President and Trustee August 24, 2011

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer August 24, 2011